Warrants - Schedule of Warrants (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Warrants - Schedule of Warrants (Details) [Line Items]
Number of Warrants, Balance beginning | shares	1,025,816
Weighted Average Exercise Price, Balance beginning | $ / shares	$ 7.81
Number of Warrants, Expired | shares	(471,910)
Weighted Average Exercise Price, Expired | $ / shares	$ 8.48
Number of Warrants, Balance ending | shares	553,906
Weighted Average Exercise Price, Balance ending | $ / shares	$ 7.25